Legal, competition and regulatory matters	6 Months Ended
Jun. 30, 2023
Legal, Competition And Regulatory Matters [Abstract]
Legal, competition and regulatory matters	Legal, competition and regulatory matters
The Group faces legal, competition and regulatory challenges, many of which are beyond our control. The extent of the impact of these matters cannot always be predicted but may materially impact our operations, financial results, condition and prospects. Matters arising from a set of similar circumstances can give rise to either a contingent liability or a provision, or both, depending on the relevant facts and circumstances.
The recognition of provisions in relation to such matters involves critical accounting estimates and judgments in accordance with the relevant accounting policies applicable to Note 12, Provisions. We have not disclosed an estimate of the potential financial impact or effect on the Group of contingent liabilities where it is not currently practicable to do so. Various matters detailed in this note seek damages of an unspecified amount. While certain matters specify the damages claimed, such claimed amounts do not necessarily reflect the Group’s potential financial exposure in respect of those matters.
Matters are ordered under headings corresponding to the financial statements in which they are disclosed.
1.Barclays PLC and Barclays Bank PLC
Investigations into certain advisory services agreements
FCA proceedings
In 2008, Barclays Bank PLC and Qatar Holdings LLC entered into two advisory service agreements (the Agreements). The Financial Conduct Authority (FCA) conducted an investigation into whether the Agreements may have related to Barclays PLC’s capital raisings in June and November 2008 (the Capital Raisings) and therefore should have been disclosed in the announcements or public documents relating to the Capital Raisings. In 2013, the FCA issued warning notices (the Warning Notices) finding that Barclays PLC and Barclays Bank PLC acted recklessly and in breach of certain disclosure-related listing rules, and that Barclays PLC was also in breach of Listing Principle 3. The financial penalty provided in the Warning Notices was £50m. Barclays PLC and Barclays Bank PLC contested the findings. In September 2022, the FCA’s Regulatory Decisions Committee (RDC) issued Decision Notices finding that Barclays PLC and Barclays Bank PLC breached certain disclosure-related listing rules. The RDC also found that in relation to the disclosures made in the Capital Raising of November 2008, Barclays PLC and Barclays Bank PLC acted recklessly, and that Barclays PLC breached Listing Principle 3. The RDC upheld the combined penalty of £50m on Barclays PLC and Barclays Bank PLC, the same penalty as in the Warning Notices. Barclays PLC and Barclays Bank PLC have referred the RDC’s findings to the Upper Tribunal for reconsideration.
Investigations into LIBOR and other benchmarks and related civil actions
Regulators and law enforcement agencies, including certain competition authorities, from a number of governments have conducted investigations relating to Barclays Bank PLC’s involvement in allegedly manipulating certain financial benchmarks, such as LIBOR. Various individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Group and other banks in relation to the alleged manipulation of LIBOR and/or other benchmarks.
USD LIBOR civil actions
The majority of the USD LIBOR cases, which have been filed in various US jurisdictions, have been consolidated for pre-trial purposes in the US District Court in the Southern District of New York (SDNY). The complaints are substantially similar and allege, among other things, that Barclays PLC, Barclays Bank PLC, Barclays Capital Inc. (BCI) and other financial institutions individually and collectively violated provisions of the US Sherman Antitrust Act (Antitrust Act), the US Commodity Exchange Act (CEA), the US Racketeer Influenced and Corrupt Organizations Act (RICO), the US Securities Exchange Act of 1934 and various state laws by manipulating USD LIBOR rates.
Putative class actions and individual actions seek unspecified damages with the exception of one lawsuit, in which the plaintiffs are seeking no less than $100m in actual damages and additional punitive damages against all defendants, including Barclays Bank PLC. Some of the lawsuits also seek trebling of damages under the Antitrust Act and RICO. Barclays Bank PLC has previously settled certain claims. The financial impact of these settlements is not material to the Group’s operating results, cash flows or financial position.
Sterling LIBOR civil actions
In 2016, two putative class actions filed in the SDNY against Barclays Bank PLC, BCI and other Sterling LIBOR panel banks alleging, among other things, that the defendants manipulated the Sterling LIBOR rate in violation of the Antitrust Act, CEA and RICO, were consolidated. The defendants’ motion to dismiss the claims was granted in 2018. The plaintiffs have appealed the dismissal.
Japanese Yen LIBOR civil actions
In 2012, a putative class action was filed in the SDNY against Barclays Bank PLC and other Japanese Yen LIBOR panel banks by a lead plaintiff involved in exchange-traded derivatives and members of the Japanese Bankers Association’s Euroyen Tokyo Interbank Offered Rate (Euroyen TIBOR) panel. The complaint alleges, among other things, manipulation of the Euroyen TIBOR and Yen LIBOR rates and breaches of the CEA and the Antitrust Act. In 2014, the court dismissed the plaintiff’s antitrust claims, and, in 2020, the court dismissed the plaintiff’s remaining CEA claims.
In 2015, a second putative class action, making similar allegations to the above class action, was filed in the SDNY against Barclays PLC, Barclays Bank PLC and BCI. Barclays and the plaintiffs reached a settlement of $17.75m for both actions, which received final court approval in March 2023. This matter is now concluded.
ICE LIBOR civil action
In August 2020, an action related to the LIBOR benchmark administered by the Intercontinental Exchange Inc. and certain of its affiliates (ICE) was filed by a group of individual plaintiffs in the US District Court for the Northern District of California on behalf of individual borrowers and consumers of loans and credit cards with variable interest rates linked to USD ICE LIBOR. The plaintiffs’ motion seeking, among other things, preliminary and permanent injunctions to enjoin the defendants from continuing to set LIBOR or enforce any financial instrument that relies in whole or in part on USD LIBOR was denied. The defendants’ motion to dismiss the case was granted in September 2022. The plaintiffs have filed an amended complaint, which the defendants have moved to dismiss.
Non-US benchmarks civil actions
There remains one claim, issued in 2017, against Barclays Bank PLC and other banks in the UK in connection with alleged manipulation of LIBOR. Proceedings have also been brought in a number of other jurisdictions in Europe, Argentina and Israel relating to alleged manipulation of LIBOR and EURIBOR. Additional proceedings in other jurisdictions may be brought in the future.
Credit Default Swap civil action
A putative antitrust class action is pending in New Mexico federal court against Barclays Bank PLC, BCI and various other financial institutions. The plaintiffs, the New Mexico State Investment Council and certain New Mexico pension funds, allege that the defendants conspired to manipulate the benchmark price used to value Credit Default Swap (CDS) contracts at settlement (i.e. the CDS final auction price). The plaintiffs allege violations of US antitrust laws and the CEA, and unjust enrichment under state law. The defendants’ motion to dismiss was denied in June 2023.
Foreign Exchange investigations and related civil actions
The Group has been the subject of investigations in various jurisdictions in relation to certain sales and trading practices in the Foreign Exchange market. Settlements were reached in various jurisdictions in connection with these investigations, including the EU and US. The financial impact of any remaining ongoing investigations is not expected to be material to the Group’s operating results, cash flows or financial position. Various individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Group and other banks in relation to alleged manipulation of Foreign Exchange markets.
US FX opt out civil action
In 2018, Barclays Bank PLC and BCI settled a consolidated action filed in the SDNY, alleging manipulation of Foreign Exchange markets (Consolidated FX Action), for a total amount of $384m. Also in 2018, a group of plaintiffs, who opted out of the Consolidated FX Action, filed a complaint in the SDNY against Barclays PLC, Barclays Bank PLC, BCI and other defendants. Some of the plaintiffs’ claims were dismissed in 2020. Barclays PLC, Barclays Bank PLC, and BCI have reached a settlement of all claims against them in the matter. A settlement payment was made in April 2023 and the matter is now concluded. The financial impact of this settlement is not material to the Group’s operating results, cash flows or financial position.
US retail basis civil action
In 2015, a putative class action was filed against several international banks, including Barclays PLC and BCI, on behalf of a proposed class of individuals who exchanged currencies on a retail basis at bank branches (Retail Basis Claims). The SDNY has ruled that the Retail Basis Claims are not covered by the settlement agreement in the Consolidated FX Action. The Court subsequently dismissed all Retail Basis Claims against the Group and all other defendants. The plaintiffs filed an amended complaint. The defendants’ motion for summary judgment was granted in March 2023, dismissing the plaintiffs’ remaining claims. The plaintiffs are appealing the decision.
Non-US FX civil actions
Legal proceedings have been brought or are threatened against Barclays PLC, Barclays Bank PLC, BCI and Barclays Execution Services Limited (BX) in connection with alleged manipulation of Foreign Exchange in the UK, a number of other jurisdictions in Europe, Israel, Brazil and Australia. Additional proceedings may be brought in the future.
The above-mentioned proceedings include two purported class actions filed against Barclays PLC, Barclays Bank PLC, BX, BCI and other financial institutions in the UK Competition Appeal Tribunal (CAT) in 2019. The CAT refused to certify these claims in the first quarter of 2022. In July 2023, the Court of Appeal overturned the CAT’s decision and found that the claims should be certified on an opt out basis. The Court of Appeal upheld the CAT’s determination as to which of the two purported class representatives should be chosen to bring the claim. Subject to any further appeal, only the claim brought by the chosen class representative will now proceed in the CAT. Also in 2019, a separate claim was filed in the UK in the High Court of Justice (High Court), and subsequently transferred to the CAT, by various banks and asset management firms against Barclays Bank PLC and other financial institutions alleging breaches of European and UK competition laws related to FX trading. This claim has been settled as part of the settlement payment referred to under the US FX opt out civil action above and the matter is now concluded.
Metals-related civil actions
A US civil complaint alleging manipulation of the price of silver in violation of the CEA, the Antitrust Act and state antitrust and consumer protection laws was brought by a proposed class of plaintiffs against a number of banks, including Barclays Bank PLC, BCI and BX, and transferred to the SDNY. The complaint was dismissed against these Barclays entities and certain other defendants in 2018, and against the remaining defendants in May 2023. The plaintiffs have appealed the dismissal of the complaint against all defendants.
Civil actions have also been filed in Canadian courts against Barclays PLC, Barclays Bank PLC, Barclays Capital Canada Inc. and BCI on behalf of proposed classes of plaintiffs alleging manipulation of gold and silver prices.
US residential mortgage related civil actions
There are two US Residential Mortgage-Backed Securities (RMBS) related civil actions arising from unresolved repurchase requests submitted by Trustees for certain RMBS, alleging breaches of various loan-level representations and warranties (R&Ws) made by Barclays Bank PLC and/or a subsidiary acquired in 2007. In one action, the parties have agreed to settle the litigation. The financial impact of the settlement is not material to the Group’s operating results, cash flows or financial position. The other repurchase action is pending.
Government and agency securities civil actions
Treasury auction securities civil actions
Consolidated putative class action complaints filed in US federal court against Barclays Bank PLC, BCI and other financial institutions under the Antitrust Act and state common law allege that the defendants (i) conspired to manipulate the US Treasury securities market and/or (ii) conspired to prevent the creation of certain platforms by boycotting or threatening to boycott such trading platforms. The court dismissed the consolidated action in March 2021. The plaintiffs filed an amended complaint. The defendants’ motion to dismiss the amended complaint was granted in March 2022. The plaintiffs are appealing this decision.
In addition, certain plaintiffs have filed a related, direct action against BCI and certain other financial institutions, alleging that defendants conspired to fix and manipulate the US Treasury securities market in violation of the Antitrust Act, the CEA and state common law. This action remains stayed.
Supranational, Sovereign and Agency bonds civil actions
Civil antitrust actions have been filed in the SDNY and Federal Court of Canada in Toronto against Barclays Bank PLC, BCI, BX, Barclays Capital Securities Limited and, with respect to the civil action filed in Canada only, Barclays Capital Canada, Inc. and other financial institutions alleging that the defendants conspired to fix prices and restrain competition in the market for US dollar-denominated Supranational, Sovereign and Agency bonds. The SDNY actions were dismissed and these matters are now concluded.
In the Federal Court of Canada action, the parties have reached a settlement in principle, which will require court approval. The financial impact of the settlement is not expected to be material to the Group’s operating results, cash flows or financial position.
Variable Rate Demand Obligations civil actions
Civil actions have been filed against Barclays Bank PLC and BCI and other financial institutions alleging the defendants conspired or colluded to artificially inflate interest rates set for Variable Rate Demand Obligations (VRDOs). VRDOs are municipal bonds with interest rates that reset on a periodic basis, most commonly weekly. Two actions in state court have been filed by private plaintiffs on behalf of the states of Illinois and California. Three putative class action complaints have been consolidated in the SDNY. In the consolidated SDNY class action, certain of the plaintiffs’ claims were dismissed in November 2020 and June 2022 and the plaintiffs’ motion for class certification is pending. In the California action, the California appeals court reversed the dismissal of the plaintiffs’ claims in April 2023. In the Illinois action, the defendants have reached a settlement in principle with the Attorney General for the State of Illinois to resolve the litigation, which is subject to approval by the court. The financial impact of the settlement is not material to the Group’s operating results, cash flows or financial position.
Odd-lot corporate bonds antitrust class action
In 2020, BCI, together with other financial institutions, were named as defendants in a putative class action. The complaint alleges a conspiracy to boycott developing electronic trading platforms for odd-lots and price fixing. The plaintiffs demand unspecified money damages. The defendants’ motion to dismiss was granted in 2021 and the plaintiffs have appealed the dismissal.
Interest rate swap and credit default swap US civil actions
Barclays PLC, Barclays Bank PLC and BCI, together with other financial institutions that act as market makers for interest rate swaps (IRS), are named as defendants in several antitrust class actions which were consolidated in the SDNY in 2016. The complaints allege the defendants conspired to prevent the development of exchanges for IRS and demand unspecified money damages.
In 2018, trueEX LLC filed an antitrust class action in the SDNY against a number of financial institutions including Barclays PLC, Barclays Bank PLC and BCI based on similar allegations with respect to trueEX LLC’s development of an IRS platform. In 2017, Tera Group Inc. filed a separate civil antitrust action in the SDNY claiming that certain conduct alleged in the IRS cases also caused the plaintiff to suffer harm with respect to the Credit Default Swaps market. In 2018 and 2019, respectively, the court dismissed certain claims in both cases for unjust enrichment and tortious interference but denied motions to dismiss the federal and state antitrust claims, which remain pending.
BDC Finance L.L.C.
In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the Supreme Court of the State of New York (NY Supreme Court), demanding damages of $298m, alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement (the Master Agreement). Following a trial, the court ruled in 2018 that Barclays Bank PLC was not a defaulting party, which was affirmed on appeal. In April 2021, the trial court entered judgement in favour of Barclays Bank PLC for $3.3m and as yet to be determined legal fees and costs. BDC appealed. In January 2022, the appellate court reversed the trial court’s summary judgment decision in favour of Barclays Bank PLC and remanded the case to the lower court for further proceedings. The parties have filed cross-motions on the scope of trial. The trial has been adjourned pending a decision on the motions and any subsequent appeal.
In 2011, BDC’s investment advisor, BDCM Fund Adviser, LLC and its parent company, Black Diamond Capital Holdings, LLC, also sued Barclays Bank PLC and BCI in Connecticut State Court for unspecified damages allegedly resulting from Barclays Bank PLC’s conduct relating to the Master Agreement, asserting claims for violation of the Connecticut Unfair Trade Practices Act and tortious interference with business and prospective business relations. This case is currently stayed.
Civil actions in respect of the US Anti-Terrorism Act
There are a number of civil actions, on behalf of more than 4,000 plaintiffs, filed in US federal courts in the US District Court in the Eastern District of New York (EDNY) and SDNY against Barclays Bank PLC and a number of other banks. The complaints generally allege that Barclays Bank PLC and those banks engaged in a conspiracy to facilitate US dollar-denominated transactions for the Iranian Government and various Iranian banks, which in turn funded acts of terrorism that injured or killed the plaintiffs or the plaintiffs’ family members. The plaintiffs seek to recover damages for pain, suffering and mental anguish under the provisions of the US Anti-Terrorism Act, which allow for the trebling of any proven damages.
The court granted the defendants’ motions to dismiss three out of the six actions in the EDNY. The plaintiffs appealed in one action and the dismissal was affirmed, and judgment was entered, in January 2023. The court later gave the plaintiffs until December 2023 to make a motion to vacate the judgment. The plaintiffs have also petitioned for US Supreme Court review. In the other two dismissed actions in the EDNY, the court gave plaintiffs until September 2023 to serve amended complaints. This was also the case for the fourth action in the EDNY. Those actions, as well as the two other actions in the EDNY, are currently stayed. Out of the two actions in the SDNY, the court granted the defendants’ motion to dismiss the first action. That action is stayed, and the second SDNY action is stayed pending any appeal on the dismissal of the first.
Shareholder derivative action
In November 2020, a purported Barclays shareholder filed a putative derivative action in New York state court against BCI and a number of current and former members of the Board of Directors of Barclays PLC and senior executives or employees of the Group. The shareholder filed the claim on behalf of nominal defendant Barclays PLC, alleging that the individual defendants harmed the company through breaches of their duties, including under the Companies Act 2006. The plaintiff seeks damages on behalf of Barclays PLC for the losses that Barclays PLC allegedly suffered as a result of these alleged breaches. An amended complaint was filed in April 2021, which BCI and certain other defendants moved to dismiss. The motion to dismiss was granted in April 2022. The plaintiff appealed the decision, and the dismissal was unanimously affirmed in June 2023 by the First Judicial Department in New York. The plaintiff has sought leave to appeal the First Judicial Department’s decision to the New York Court of Appeals.
Derivative transactions civil action
In 2021, Vestia, a Dutch housing association, brought a claim against Barclays Bank PLC in the UK in the High Court in relation to a series of derivative transactions entered into with Barclays Bank PLC between 2008 and 2011, seeking damages of £329m. Barclays Bank PLC is defending the claim and has made a counterclaim.
Skilled person review in relation to historic timeshare loans and associated matters
Clydesdale Financial Services Limited (CFS), which trades as Barclays Partner Finance and houses Barclays’ point-of-sale finance business, was required by the FCA to undertake a skilled person review in 2020 following concerns about historic affordability assessments for certain loans to customers in connection with timeshare purchases. The skilled person review was concluded in 2021. CFS complied fully with the skilled person review requirements, including carrying out certain remediation measures. CFS was not required to conduct a full back book review. Instead, CFS reviewed limited historic lending to ascertain whether its practices caused customer harm and is remediating any examples of harm. This work is expected to be substantially completed during 2023, utilising provisions booked to account for any remediations.
Over-issuance of securities in the US
In March 2022, executive management became aware that Barclays Bank PLC had issued securities materially in excess of the set amount under its US shelf registration statements. As a result, Barclays Bank PLC commenced a rescission offer on 1 August 2022, by which Barclays Bank PLC offered to repurchase relevant affected securities from certain holders, which expired on 12 September 2022. Further, in September 2022, the SEC announced the resolution of its investigation of Barclays PLC and Barclays Bank PLC relating to such over-issuance of securities. The Group has engaged with, and responded to inquiries and requests for information from, various other regulators who may seek to impose fines, penalties and/or other sanctions as a result of this matter.
Furthermore, Barclays Bank PLC and/or its affiliates may incur costs and liabilities in relation to private civil claims which have been filed and may face other potential private civil claims, class actions or other enforcement actions in relation to the over-issuance of securities. By way of example, in September 2022, a purported class action claim was filed in the US District Court in Manhattan seeking to hold Barclays PLC, Barclays Bank PLC and former and current executives responsible for declines in the prices of Barclays PLC’s American depositary receipts, which the plaintiffs claim occurred as a result of alleged misstatements and omissions in its public disclosures. The defendants have moved to dismiss the case. In addition, holders of a series of ETNs have brought claims against Barclays PLC, Barclays Bank PLC, and former and current executives and board members in the US alleging, among other things, that Barclays’ failure to disclose that these ETNs were unregistered securities misled investors and that, as a result, Barclays is liable for the holders’ alleged losses following the suspension of further sales and issuances of such series of ETNs. Two such actions are purported class actions that the plaintiffs have moved to consolidate into a single action in federal court in New York.
A contingent liability exists in relation to civil claims or any further enforcement actions taken against Barclays Bank PLC and/or its affiliates, but Barclays Bank PLC is unable to assess the likelihood of liabilities that may arise out of such claims or actions.
Any liabilities, claims or actions in connection with the over-issuance of securities under Barclays Bank PLC’s US shelf registration statements could have an adverse effect on the Group’s business, financial condition, results of operations and reputation as a frequent issuer in the securities markets.
2.Barclays PLC, Barclays Bank PLC and Barclays Bank UK PLC
HM Revenue & Customs (HMRC) assessments concerning UK Value Added Tax
In 2018, HMRC issued notices that have the effect of removing certain overseas subsidiaries that have operations in the UK from Barclays’ UK VAT group, in which group supplies between members are generally free from VAT. The notices have retrospective effect and correspond to assessments of £181m (inclusive of interest), of which Barclays would expect to attribute an amount of approximately £128m to Barclays Bank UK PLC and £53m to Barclays Bank PLC. HMRC’s decision has been appealed to the First Tier Tribunal (Tax Chamber).
FCA investigation into transaction monitoring
The FCA has been investigating Barclays’ compliance with UK money laundering regulations and the FCA’s rules and Principles for Businesses in an investigation which is focussed on aspects of Barclays’ transaction monitoring in relation to certain business lines now in Barclays Bank UK PLC. Barclays has been co-operating with the investigation and responding to information requests.
3.Barclays PLC
Alternative trading systems
In 2020, a claim was brought against Barclays PLC in the UK in the High Court by various shareholders regarding Barclays PLC’s share price based on the allegations contained within a complaint by the New York State Attorney General (NYAG) in 2014. Such claim was settled in 2016, as previously disclosed. The more recent claim seeks unquantified damages and Barclays is defending the claim. The NYAG complaint was filed against Barclays PLC and BCI in the NY Supreme Court alleging, among other things, that Barclays PLC and BCI engaged in fraud and deceptive practices in connection with LX, BCI’s SEC-registered alternative trading system.
General
The Group is engaged in various other legal, competition and regulatory matters in the UK, the US and a number of other overseas jurisdictions. It is subject to legal proceedings brought by and against the Group which arise in the ordinary course of business from time to time, including (but not limited to) disputes in relation to contracts, securities, debt collection, consumer credit, fraud, trusts, client assets, competition, data management and protection, intellectual property, money laundering, financial crime, employment, environmental and other statutory and common law issues.
The Group is also subject to enquiries and examinations, requests for information, audits, investigations and legal and other proceedings by regulators, governmental and other public bodies in connection with (but not limited to) consumer protection measures, compliance with legislation and regulation, wholesale trading activity and other areas of banking and business activities in which the Group is or has been engaged. The Group is cooperating with the relevant authorities and keeping all relevant agencies briefed as appropriate in relation to these matters and others described in this note on an ongoing basis.
At the present time, Barclays PLC does not expect the ultimate resolution of any of these other matters to have a material adverse effect on the Group’s financial position. However, in light of the uncertainties involved in such matters and the matters specifically described in this note, there can be no assurance that the outcome of a particular matter or matters (including formerly active matters or those matters arising after the date of this note) will not be material to Barclays PLC’s results, operations or cash flows for a particular period, depending on, among other things, the amount of the loss resulting from the matter(s) and the amount of profit otherwise reported for the reporting period.